UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.6%

	Shares	Value

COMMUNICATION SERVICES — 7.4%
Cinemark Holdings	6,027	$240,598
Comcast, Cl A	10,174	439,211
Discovery, Cl A *	13,622	412,883
Verizon Communications	12,955	716,023

		1,808,715

CONSUMER DISCRETIONARY — 6.4%
Foot Locker	4,658	191,257
Ford Motor	16,774	159,856
General Motors	5,972	240,911
Lear	1,441	182,690
Lowe’s	3,063	310,588
Macy’s	12,299	279,556
Target	2,474	213,754

		1,578,612

CONSUMER STAPLES — 8.1%
Altria Group	7,521	354,013
Keurig Dr Pepper	9,015	253,682
Mondelez International, Cl A	5,917	316,500
Pilgrim’s Pride *	8,916	241,267
Procter & Gamble	6,989	824,982

		1,990,444

ENERGY — 11.3%
Baker Hughes a GE, Cl A	12,628	320,625
Chevron	6,370	784,211
ExxonMobil	12,092	899,161
Phillips 66	4,494	460,905
Valero Energy	3,710	316,277

		2,781,179

FINANCIALS — 24.2%
Bank of America	33,755	1,035,604
Berkshire Hathaway, Cl B *	4,815	989,146
Brighthouse Financial *	9,091	356,095
JPMorgan Chase	8,193	950,388
Lincoln National	4,760	311,018
LPL Financial Holdings	5,404	453,233

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
MetLife	10,527	$520,244
Morgan Stanley	7,439	331,482
Popular	7,911	455,357
SLM	24,075	219,323
Zions Bancorp	7,454	335,952

		5,957,842

HEALTH CARE — 10.6%
Abbott Laboratories	6,465	563,101
Anthem	848	249,829
Baxter International	4,411	370,392
Eli Lilly	2,230	242,959
Hologic *	4,595	235,494
Merck	4,953	411,049
Molina Healthcare *	2,086	276,979
Thermo Fisher Scientific	922	256,021

		2,605,824

INDUSTRIALS — 10.6%
AGCO	5,633	433,741
Cummins	1,816	297,824
Honeywell International	2,062	355,612
Knight-Swift Transportation Holdings, Cl A	6,844	245,289
Raytheon	1,965	358,200
Snap-on	2,121	323,686
Textron	4,995	246,253
United Airlines Holdings *	3,704	340,435

		2,601,040

INFORMATION TECHNOLOGY — 5.8%
Cisco Systems	4,171	231,073
Hewlett Packard Enterprise	18,410	264,552
Oracle	4,406	248,058
Verint Systems *	5,701	329,917
Xerox	10,804	346,808

		1,420,408

MATERIALS — 5.7%
Linde	1,997	381,986
Mosaic	14,552	366,565

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Reliance Steel & Aluminum	4,259	$425,687
WestRock	6,060	218,463

		1,392,701

REAL ESTATE — 5.1%
Host Hotels & Resorts REIT	24,497	426,003
STORE Capital REIT	11,821	404,396
VICI Properties REIT	20,242	431,965

		1,262,364

UTILITIES — 4.4%
Ameren	4,888	369,973
Exelon	8,900	401,034
OGE Energy	7,507	322,425

		1,093,432

TOTAL COMMON STOCK
(Cost $23,959,219)		24,492,561

SHORT-TERM INVESTMENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F, 2.210% (A) (Cost $127,128)	127,128	127,128

TOTAL INVESTMENTS— 100.1%
(Cost $24,086,347)		$24,619,689

Percentages are based on Net Assets of $24,590,269.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2019.

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019